Long-Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 103.1	$ 25.3
Non-current	1,937.4	2,384.4
Carrying amount	2,040.5	2,409.7					$ 1,645.4
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount			$ 1,492.4
Carrying amount	1,891.1	2,276.3					1,606.7
Term facility [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €						€ 92.6
Term facility [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 110.5
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 149.4	$ 133.4					$ 38.7
Term loans [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2027	May 2027
Contractual interest	2.11%	2.12%	2.11%	2.11%	2.12%	2.12%
Effective interest rate	2.14%	2.12%	2.14%	2.14%	2.12%	2.12%
Outstanding nominal amount					$ 1,207.6
Carrying amount	$ 1,891.1	$ 1,543.0
Term loans [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2027
Contractual interest		6.00%			6.00%	6.00%
Effective interest rate		6.77%			6.77%	6.77%
Outstanding nominal amount					$ 597.0
Carrying amount		$ 733.3
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Mar. 2022	Dec. 2021
Contractual interest	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Effective interest rate	0.88%	1.00%	0.88%	0.88%	1.00%	1.00%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030	Dec. 2030
Contractual interest	1.90%	1.60%	1.90%	1.90%	1.60%	1.60%
Effective interest rate	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%